Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
ShorttermBankDepositsLineItems [Line Items]
Cash and cash equivalents	$ 12,935	$ 9,436	$ 8,255	$ 29,347
Short-term bank deposits	18,139	27,100
Restricted bank deposits	$ 508	$ 506
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	3 months
Short term bank deposits annual interest rates	1.49%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	12 months
Short term bank deposits annual interest rates	2.15%